Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Income Statement [Abstract]
Revenue
Operating Expenses	243,690	2,944	255,853	2,992	249	11,670
Other Income (Expenses)
Sub-lease and other income	90,758		90,758
Change in value of liability	(48,308)		(48,308)
Interest Expense	(1,500)		(3,000)			(1,000)
Total Other Expenses	40,950		39,450			(1,000)
Loss before provision for Income Taxes	(202,740)	(2,944)	(216,403)	(2,944)	(249)	(12,670)
Provision for income tax		(816)	800	(816)		(800)
Net Loss	$ (202,740)	$ (3,760)	$ (217,203)	$ (3,808)	$ (249)	$ (13,470)
Basic and Diluted Loss Per Share (in Dollars per share)	$ (0.05)	$ 0.00	$ (0.06)	$ 0.00	$ 0.00	$ (0.02)
Weighted average common shares outstanding - basic and diluted (in Shares)	4,010,367	0	3,643,728	0	0	560,586